CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 1,176	$ 1,676	$ 2,536
Finance receivables (Note 2)
Retail notes receivable	8,840	8,352	8,460
Wholesale notes receivable	4,368	2,783	1,558
Finance leases and installment sale contracts - Retail	12,436	12,481	13,509
Finance leases and installment sale contracts - Wholesale	425	459	500
Total gross finance receivables	26,069	24,075	24,027
Less: Unearned income	(944)	(969)	(1,061)
Less: Allowance for credit losses	(369)	(363)	(377)
Total net finance receivables	24,756	22,743	22,589
Notes receivable from Caterpillar (Note 12)	327	278	1,094
Equipment on operating leases, less accumulated depreciation (Note 3)	2,611	2,711	2,987
Deferred and refundable income taxes (Note 10)	159	202	123
Other assets	1,083	1,142	1,319
Total assets	30,112	28,752	30,648
Liabilities and stockholder's equity:
Payable to dealers and others	109	113	160
Payable to Caterpillar - other	67	54	43
Accrued expenses	283	295	404
Income taxes payable	60	90	103
Payable to Caterpillar – borrowings (Note 12)	0	600	26
Short-term borrowings (Note 6)	3,895	3,852	3,721
Current maturities of long-term debt (Note 7)	5,102	3,430	5,399
Long-term debt (Note 7)	16,529	15,932	16,124
Deferred income taxes and other liabilities (Note 10)	597	605	525
Total liabilities	26,642	24,971	26,505
Commitments and contingent liabilities (Note 9)
Common stock - $1 par value Authorized: 2,000 shares; Issued and outstanding: one share (at paid-in amount)	745	745	745
Additional paid-in capital	2	2	2
Retained earnings	2,512	2,734	3,062
Accumulated other comprehensive income/(loss)	116	217	264
Noncontrolling interests	95	83	70
Total stockholder's equity	3,470	3,781	4,143
Total liabilities and stockholder's equity	$ 30,112	$ 28,752	$ 30,648